FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	$ 4	$ (20)	$ (18)
Impact of 10% increase on Net income (loss)	(4)	20	18
Impact of 10% decrease on Partnership Capital	12	0	0
Impact of 10% increase on Partnership Capital	(12)	0	0
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	(19)	(9)
Impact of 10% increase on Net income (loss)	0	19	9
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	7	(11)	(3)
Impact of 10% increase on Net income (loss)	(7)	11	3
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	(3)	1
Impact of 10% increase on Net income (loss)	0	3	(1)
Impact of 10% decrease on Partnership Capital	(24)	(28)	8
Impact of 10% increase on Partnership Capital	24	28	(8)
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	1	1	0
Impact of 10% increase on Net income (loss)	(1)	(1)	0
Impact of 10% decrease on Partnership Capital	2	8	7
Impact of 10% increase on Partnership Capital	(2)	(8)	(7)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	18	10	21
Impact of 10% increase on Net income (loss)	(18)	(10)	(21)
Impact of 10% decrease on Partnership Capital	227	231	334
Impact of 10% increase on Partnership Capital	(227)	(231)	(334)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	1	(2)	(1)
Impact of 10% increase on Net income (loss)	(1)	2	1
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	0	0	0
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	0	0
Impact of 10% increase on Net income (loss)	0	0	0
Impact of 10% decrease on Partnership Capital	11	11	12
Impact of 10% increase on Partnership Capital	(11)	(11)	(12)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(2)	(1)	0
Impact of 10% increase on Net income (loss)	2	1	0
Impact of 10% decrease on Partnership Capital	27	10	4
Impact of 10% increase on Partnership Capital	(27)	(10)	(4)
NZD & Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	0	0	0
Impact of 10% increase on Net income (loss)	0	0	0
Impact of 10% decrease on Partnership Capital	0	0	0
Impact of 10% increase on Partnership Capital	$ 0	$ 0	$ 0